5 MARKETABLE SECURITES - Marketable securities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities [Abstract]
Beginning fair value		$ 38,000	$ 190,000
Historical cost	151,036	190,000
Unrealized losses included in accumulated other comprehensive income	189,987	114,000	(152,000)
Unrealized losses included in accumulated other comprehensive income (loss)		(38,000)
Net carrying value	$ 341,023	$ 152,000	$ 38,000